UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.2%
Business Services - 6.9%
15,390	EnergySolutions, Inc.	$133,123
1,980	EnerNOC, Inc. (a)	28,789
1,685	FTI Consulting, Inc. (a)	83,374
4,290	MasTec, Inc. (a)	51,866
9,710	Neutral Tandem, Inc. (a)	238,963
6,080	Omniture, Inc. (a)	80,195
5,170	VistaPrint, Ltd. (a)	142,123
		758,433

Consumer Discretionary - 23.6%
1,255	Allegiant Travel Co. (a)	57,052
5,660	American Italian Pasta Co. (a)	197,025
1,285	American Public Education, Inc. (a)	54,047
4,145	Ameristar Casinos, Inc.	52,144
15,340	BJ's Restaurants, Inc. (a)	213,379
8,630	Buffalo Wild Wings, Inc. (a)	315,685
5,275	California Pizza Kitchen, Inc. (a)	68,997
3,315	Carter's Inc. (a)	62,355
13,675	Central Garden and Pet Co. (a)	104,067
1,910	Coinstar, Inc. (a)	62,572
2,300	Copa Holdings SA, Class A	65,941
2,735	Corinthian Colleges, Inc. (a)	53,196
4,800	FGX International Holdings, Ltd. (a)	55,776
5,045	Green Mountain Coffee Roasters, Inc. (a)	242,160
27,510	HOT Topic, Inc. (a)	307,837
1,190	Panera Bread Co., Class A (a)	66,521
26,165	Pinnacle Entertainment, Inc. (a)	184,202
7,990	The Buckle, Inc.	255,121
31,765	Wendy's/Arby's Group, Inc.	159,778
		2,577,855

Consumer Retail - 4.0%
5,285	Aeropostale, Inc. (a)	140,370
6,050	American Eagle Outfitters, Inc.	74,052
17,200	Chico's FAS, Inc. (a)	92,364
3,145	Guess?, Inc.	66,297
3,250	Hibbett Sports, Inc. (a)	62,465
		435,548

Energy - 5.5%
3,385	Atwood Oceanics, Inc. (a)	56,157
5,135	Concho Resources, Inc. (a)	131,405
13,935	EXCO Resources, Inc. (a)	139,350
11,360	PetroHawk Energy Corp. (a)	218,453
4,765	T-3 Energy Services, Inc. (a)	56,132
		601,497
Financials- 5.6%
5,560	Fidelity National Financial, Inc.	108,476
9,855	First Horizon National Corp. (a)	105,844
880	Greenhill & Co., Inc.	64,988
4,950	Signature Bank (a)	139,739
1,535	Stifel Financial Corp.	66,481
6,110	SVB Financial Group (a)	122,261
		607,789

Health-Care Products - 5.7%
5,730	Abaxis, Inc. (a)	98,785
5,965	DexCom, Inc. (a)	24,695
11,920	ev3, Inc. (a)	84,632
4,350	Illumina, Inc. (a)	161,994
4,270	Inverness Medical Innovations, Inc. (a)	113,710
3,090	Myriad Genetics, Inc. (a)	140,502
		624,318

Health-Care Services - 12.4%
1,495	Alexion Pharmaceuticals, Inc. (a)	56,302
11,904	Allos Therapeutics, Inc. (a)	73,567
2,455	AMERIGROUP Corp. (a)	67,611
5,095	CardioNet, Inc. (a)	142,966
6,105	HMS Holdings Corp. (a)	200,854
10,725	Odyssey HealthCare, Inc. (a)	104,033
12,165	Optimer Pharmaceuticals, Inc. (a)	160,456
9,760	SXC Health Solutions Corp. (a)	210,230
11,780	Theravance, Inc. (a)	200,260
2,055	Thoratec Corp. (a)	52,793
5,925	Volcano Corp. (a)	86,209
		1,355,281
Industrials - 6.8%
7,890	Aegean Marine Petroleum Network, Inc.	132,158
3,415	Badger Meter, Inc.	98,659
10,100	BE Aerospace, Inc. (a)	87,567
6,035	ICF International, Inc. (a)	138,624
1,550	Old Dominion Freight Line, Inc. (a)	36,409
2,520	Scotts Miracle-Gro Co., Class A	87,444
6,035	TeleCommunication Systems, Inc., Class A (a)	55,341
4,980	Varian Semiconductor Equipment Associates, Inc. (a)	107,867
		744,069

Technology - 27.7%
2,605	ArcSight, Inc. (a)	33,266
13,970	Ariba, Inc. (a)	121,958
10,505	Aspen Technology, Inc. (a)	72,432
9,351	BigBand Networks, Inc. (a)	61,249
2,075	Cavium Networks, Inc. (a)	23,945
10,990	Constant Contact, Inc. (a)	153,750
9,390	CyberSource Corp. (a)	139,066
20,310	Cypress Semiconductor Corp. (a)	137,499
2,330	F5 Networks, Inc. (a)	48,813
2,130	Lam Research Corp. (a)	48,500
11,875	Macrovision Solutions Corp. (a)	211,256
9,525	Micrel, Inc.	67,056
9,900	Monolithic Power Systems, Inc. (a)	153,450
4,565	NetFlix, Inc. (a)	195,930
8,470	Netlogic Microsystems, Inc. (a)	232,756
55,765	ON Semiconductor Corp. (a)	217,483
47,190	PMC-Sierra, Inc. (a)	301,072
8,375	Riverbed Technology, Inc. (a)	109,545
4,225	Silicon Laboratories, Inc. (a)	111,540
17,155	Skyworks Solutions, Inc. (a)	138,269
5,135	Solera Holdings, Inc. (a)	127,245
2,885	Starent Networks Corp. (a)	45,612
2,465	Synaptics, Inc. (a)	65,964
11,735	Synchronoss Technologies, Inc. (a)	143,871
7,235	Volterra Semiconductor Corp. (a)	61,063
		3,022,590

Total Common Stock (Cost $9,775,054)		10,727,380

Money Market Funds - 1.0%
104,089	Citi Institutional Liquid Reserves, 0.98% (Cost $104,089)	104,089

Total Investments - 99.2% (Cost $9,879,143)*		$10,831,469
Other Assets and Liabilities, Net - 0.8%		89,136
Total Net Assets - 100.0%		$10,920,605

ADR American Depositary Receipt

(a) Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$ 1,209,670
Gross Unrealized Depreciation		(257,344)
Net Unrealized Appreciation (Depreciation)		$ 952,326

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$10,727,380
Level 2 - Other Significant Observable Inputs	104,089
Level 3 - Significant Unobservable Inputs	-
Total Investments	$10,831,469

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

THE BEEHIVE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 97.2%
Consumer Discretionary - 11.2%
69,655	Comcast Corp., Class A	$950,094
40,330	The Walt Disney Co.	732,393
44,060	Time Warner, Inc.	850,350
11,060	Time Warner Cable, Inc. (a)	274,276
		2,807,113

Consumer Staples - 11.1%
36,120	CVS/Caremark Corp.	992,939
28,720	Nestle SA, ADR	963,556
44,090	Unilever PLC, ADR	834,624
		2,791,119

Energy - 6.6%
40,638	Cimarex Energy Co.	746,926
20,450	Devon Energy Corp.	913,910
		1,660,836
Financials - 9.2%
31,930	ACE, Ltd.	1,289,972
45,100	Axis Capital Holdings, Ltd.	1,016,554
		2,306,526
Health Care - 21.3%
60,165	Conventry Health Care, Inc. (a)	778,535
81,235	Hologic, Inc. (a)	1,063,366
8,190	Laboratory Corp. of America Holdings (a)	479,033
15,910	Quest Diagnostics, Inc.	755,407
34,340	St. Jude Medical, Inc. (a)	1,247,572
48,040	UnitedHealth Group, Inc.	1,005,477
		5,329,390

Industrials - 8.1%
41,540	Cooper Industries, Ltd., Class A	1,074,224
33,920	Honeywell International, Inc.	945,011
		2,019,235

Technology - 12.5%
39,153	Agilent Technologies, Inc. (a)	601,782
187,387	Cray, Inc. (a)	655,854
2,596	Google, Inc., Class A (a)	903,564
52,450	Microsoft Corp.	963,507
		3,124,707
Pharmaceuticals, Biotechnology & Life Sciences - 11.8%
17,595	Johnson & Johnson	925,497
33,190	Life Technologies Corp. (a)	1,078,011
26,500	Thermo Fisher Scientific, Inc. (a)	945,255
		2,948,763

Utilities - 5.4%
26,625	FPL Group, Inc.	1,350,686

Total Common Stock (Cost $28,129,889)		24,338,375

Short-Term Investments - 2.8%
Money Market Fund - 2.8%
696,096	BlackRock Liquidity Funds TempFund Portfolio, 1.51%	696,096

Total Short-Term Invesments (Cost $696,096)	696,096

Total Investments - 100% (Cost $28,825,985)*	$25,034,471
Other Assets & Liabilities, Net - 0.0%	6,116
NET ASSETS - 100.0%	$25,040,587

ADR American Depositary Receipt
PLC Public Limited Company

(a) Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$554,744
Gross Unrealized Depreciation	(4,346,258)
Net Unrealized Appreciation (Depreciation)	$(3,791,514)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$24,338,375
Level 2 - Other Significant Observable Inputs	696,096
Level 3 - Significant Unobservable Inputs	-
Total Investments	$25,034,471

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 71.7%

Alternative Energy - 2.3%
200,320	JA Solar Holdings Co., Ltd. ADR (a)	$675,078
29,530	Peabody Energy Corp.	739,431
		1,414,509

Commercial Services - 1.7%
55,240	SAIC, Inc. (a)	1,031,331

Financial - 10.5%
6,740	CME Group, Inc.	1,660,669
7,264	Goldman Sachs Group, Inc.	770,129
19,620	IntercontinentalExchange, Inc. (a)	1,461,101
38,030	Morgan Stanley	865,943
33,300	T Rowe Price Group, Inc.	961,038
41,710	US Bancorp	609,383
		6,328,263

Health Care - 2.4%
12,180	Genzyme Corp. (a)	723,370
57,000	Hologic, Inc. (a)	746,130
		1,469,500

Industrial - 3.0%
86,070	ABB, Ltd., ADR	1,199,816
25,140	Stanley, Inc. (a)	638,305
		1,838,121

Information Technology - 2.3%
7,264	Google, Inc., Class A (a)	1,406,511

Materials - 12.7%
43,500	Alpha Natural Resources, Inc. (a)	772,125
33,810	BHP Billiton Ltd., ADR	1,507,926
58,120	Cameco Corp.	997,920
51,750	Cliffs Natural Resources, Inc.	939,780
32,250	Freeport-McMoRan Copper & Gold, Inc. (a)	1,229,048
44,840	Nucor Corp.	1,711,543
25,510	United States Steel Corp.	539,026
		7,697,368

Oil & Gas Services - 20.9%
23,000	Anadarko Petroleum Corp.	894,470
20,810	ConocoPhillips	814,920
40,370	Continental Resources, Inc. (a)	856,248
19,260	Devon Energy Corp.	860,729
30,690	Diamond Offshore Drilling, Inc.	1,929,173
71,160	Halliburton Co.	1,100,845

16,560	Occidental Petroleum Corp.			921,564
46,750	Schlumberger, Ltd.			1,898,985
87,130	Weatherford International, Ltd. (a)			964,529
21,260	Petroleo Brasileiro SA			647,792
30,770	Transocean, Ltd. (a)			1,810,507
				12,699,762

Pharmaceuticals - 5.3%
19,940	Abbott Laboratories			951,138
28,440	AmerisourceBergen Corp.			928,850
24,290	Cardinal Health, Inc.			764,649
7,950	Cephalon, Inc. (a)			541,395
				3,186,032

Technology - 3.8%
11,970	Apple, Inc. (a)			1,258,286
28,710	CACI International, Inc., Class A (a)			1,047,628
				2,305,914

Telecommunications - 6.8%
72,020	Cisco Systems, Inc. (a)			1,207,776
25,070	Shanda Interactive Entertainment, Ltd. ADR (a)			991,017
16,610	Sohu.com, Inc. (a)			686,159
66,850	The Walt Disney Co.			1,213,996
				4,098,948

Total Common Stock (Cost $48,915,671)				43,476,259

Investment Companies - 11.1%
166,090	iShares Silver Trust (a)			2,125,952
521,000	Financial Select Sector SPDR Fund			4,590,010
Total Investment Companies (Cost $6,227,838)				6,715,962

Number of
Contracts		Strike Price	Expiration Date

Purchased Put Options - 1.4%
2,845	SPDR Trust Series 1	90	06/24/09	557,620
2,034	Powershares QQQ	31	04/22/09	307,134
Total Purchased Put Options (Cost $453,933)				864,754

Total Investments - 84.2% (Cost $55,597,442)*				$51,056,975

Other Assets & Liabilities, Net - 15.8%				9,578,275
NET ASSETS - 100.0%				$60,635,250

(a) Non-income producing security.

ADR American Depositary Receipt

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation		$ 3,430,472
	Gross Unrealized Depreciation		(7,970,939)
	Net Unrealized Appreciation (Depreciation)		$ (4,540,467)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$51,056,975
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$51,056,975

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Shares	Security Description	Value
Common Stock – 96.5%
Australia - 1.9%
54,852	BHP Billiton, Ltd., ADR	$2,446,399

Austria - 1.8%
75,832	Andritz AG	2,333,379

Belgium - 1.9%
20,044	KBC Groep NV	324,625
30,716	Solvay SA, Class A	2,152,689
		2,477,314

Canada - 1.6%
263,937	Methanex Corp.	2,062,008

Finland - 5.9%
132,863	Cargotec Corp., Class B	1,235,652
118,020	Konecranes Oyj	1,975,697
127,618	Kone Oyj, Class B	2,645,031
268,493	YIT Oyj	1,801,435
		7,657,815

France - 4.8%
49,265	Christian Dior SA	2,701,592
25,629	Imerys SA	938,267
72,300	Technip SA	2,556,097
		6,195,956

Germany - 6.6%
52,100	BASF SE	1,589,985
60,300	Demag Cranes AG	1,060,717
51,400	Hannover Rueckversicherung AG	1,638,961
18,900	Muenchener Rueckversicherungs AG	2,310,170
221,100	Tognum AG	1,953,460
		8,553,293
Ireland - 4.5%
7,885	Anglo Irish Bank Corp., Ltd. (b)	0
91,973	Bank of Ireland Group	63,542
128,513	CRH PLC	2,796,760
1,835,801	Greencore Group PLC	1,682,941
728,693	Smurfit Kappa Group PLC	1,332,163
		5,875,406

Italy - 1.5%
290,450	Trevi Finanziaria SpA	1,929,459

Japan - 11.1%
142,500	Asahi Breweries, Ltd.	1,692,984
121,200	Culture Convenience Club Co., Ltd.	826,489
347,320	Iino Kaiun Kaisha, Ltd.	1,529,843
74,900	Kansai Electric Power Co., Inc.	1,619,296
356	KDDI Corp.	1,661,585
74,100	Maruichi Steel Tube, Ltd.	1,579,541
448,000	Meiji Dairies Corp. (b)	1,832,254
418,000	Nippon Yusen KK	1,592,019
643,000	Showa Denko KK	786,008
52,800	Tokyo Electric Power Co., Inc.	1,312,199
		14,432,218

Norway - 0.8%
176,877	Camillo Eitzen & Co. ASA	282,942
171,406	DnB NOR ASA	771,559
		1,054,501

South Africa - 2.0%
1,938,619	Metorex, Ltd. (a)	337,685
78,770	Sasol, Ltd.	2,286,804
		2,624,489

South Korea - 2.8%
4,527	Samsung Electronics Co., Ltd.	1,858,909
12,468	SK Telecom Co., Ltd.	1,730,603
		3,589,512

Spain - 2.3%
252,788	Banco Bilbao Vizcaya Argentaria SA	2,052,069
144,876	Banco Santander SA, ADR	999,644
		3,051,713
Sweden - 3.2%
43,871	Autoliv, Inc.	814,684
391,200	Duni AB	1,375,487
159,802	Investor AB, Class B	2,026,834
		4,217,005

Thailand - 1.4%
2,585,650	Thai Oil PCL	1,859,131

United Kingdom - 8.2%
1,715,555	Barratt Developments PLC	2,184,638
312,648	Bellway PLC	3,039,285
694,615	Lloyds Banking Group PLC	704,644
681,146	Persimmon PLC	3,376,718
4,441,924	Taylor Wimpey PLC	1,322,500
		10,627,785

United States - 34.2%
69,100	Allete, Inc.	1,844,279
398,344	Ameris Bancorp	1,876,200
93,606	Ametek, Inc.	2,927,060
249,204	Astoria Financial Corp.	2,290,185
169,774	Colony Bankcorp, Inc.	1,084,856
36,344	FPL Group, Inc.	1,843,731
39,317	General Dynamics Corp.	1,635,194
114,600	Health Net, Inc. (a)	1,659,408
230,063	International Bancshares Corp.	1,794,491
569,716	Mac-Gray Corp. (a)	2,979,615
77,082	Marathon Oil Corp.	2,026,486
55,049	Praxair, Inc.	3,704,247
392,997	Southwest Bancorp, Inc.	3,686,312
162,001	Stewart Information Services Corp.	3,159,020
68,100	The Chubb Corp.	2,881,992
82,282	Toro Co.	1,989,579
74,184	UnitedHealth Group, Inc.	1,552,671
57,551	Verizon Communications, Inc.	1,738,040
221,738	Webster Financial Corp.	942,387
56,300	WellPoint, Inc. (a)	2,137,711
29,174	WESCO International, Inc. (a)	528,633
		44,282,097

Total Common Stock (Cost $292,603,774)		125,269,480

Rights - 0.6%
36,718	CRH PLC Rights (a)	798,586
Total Rights (Cost $389,765)		798,586

Principal
Amount
Short-Term Investments – 1.7%
Certificates of Deposit - 0.1%
$30,594	Middlesex Savings Bank, 3.35%, 05/22/09	30,594
30,532	Stoneham Savings Bank, 3.20%, 11/24/09	30,532
Total Certificates of Deposit (Cost $61,126)		61,126

Commercial Paper – 1.6%
2,109,000	HSBC Finance Corp., 0.08%, 04/01/09 (c)	2,109,000
Total Commerical Paper (Cost $2,109,000)		2,109,000

Total Short-Term Investments (Cost $2,170,126)		2,170,126

Total Investments – 98.8%
(Cost $295,163,665)*		$128,238,192
Other Assets and Liabilities, Net – 1.2%		1,559,997
Net Assets – 100.0%		$129,798,189

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non–income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees.
	At the period end, the value of this security amounted to $1,832,254 or 1.41% of net assets.
(c)	Yields shown are annualized yields at time of purchase.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$1,508,952
	Gross Unrealized Depreciation	(168,434,425)
	Net Unrealized Appreciation (Depreciation)	$(166,925,473)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
Level 1 - Quoted Prices	$126,405,938	$69
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	1,832,254	-
Total Investments	$128,238,192	$69

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts, which are valued at te unrealized appreciation (depreciation) of the instrument.

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 12/31/08	$-
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)	(1,507,218)
Net Purchase / (Sales)	-
Transfers In / (Out)	3,339,472
Balance as of 03/31/09	$1,832,254

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:        05/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:       05/20/09

By:          /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:       05/20/09